H5 Fees to auditors (Tables)	12 Months Ended
Dec. 31, 2022
Auditor's remuneration [abstract]
Summary of Fees to Auditors

Fees to auditors
2022	Deloitte	Others	Total
Audit fees	163	7	170
Audit-related fees	7	2	9
Tax fees	2	11	13
Other fees	1	22	23
Total	173	42	215
2021	Deloitte	Others	Total
Audit fees	132	8	140
Audit-related fees	9	1	10
Tax fees	2	6	8
Other fees	1	2	3
Total	144	17	161
2020	Deloitte	Others	Total
Audit fees	97	9	106
Audit-related fees	8	—	8
Tax fees	4	6	10
Other fees	5	2	7
Total	114	17	131